INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consist of the following:

	US dollars
	December 31,			December 31,
(in thousands)	2013	2013	2013	2012
	Original amount	Accumulated amortization and impairment charges	Unamortized balance	Unamortized balance
GIS database	4,358	(3,803)	555	1,799
Brand name	1,322	(1,159)	163	770
Others	6,150	(6,129)	21	22
	11,830	(11,091)	739	2,591